Consolidated Schedule of Investments
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.07%
Australia–13.41%
Capricorn Metals Ltd.(a)	1,653,110	$15,483,710
Catalyst Metals Ltd.(a)	1,186,753	6,730,632
Emerald Resources NL(a)	329,223	1,547,830
Evolution Mining Ltd.(b)	11,322,939	108,736,757
Firefinch Ltd.(c)	12,910,104	9
Genesis Minerals Ltd.(a)(b)	5,275,619	26,050,954
Greatland Resources Ltd.(a)	976,956	8,025,126
Kingsgate Consolidated Ltd.(a)	412,077	1,798,079
Northern Star Resources Ltd.	6,416,330	117,953,313
OceanaGold Corp.	2,735,302	88,628,887
Ora Banda Mining Ltd.(a)	3,814,283	3,197,093
Pantoro Gold Ltd.(a)	2,250,865	7,467,311
Perenti Ltd.	1,367,790	2,633,145
Perseus Mining Ltd.	12,754,153	49,122,538
Ramelius Resources Ltd.	11,828,148	36,428,499
Regis Resources Ltd.	11,576,013	60,337,118
Resolute Mining Ltd.(a)	31,678,132	28,377,940
Vault Minerals Ltd.(a)	9,067,493	34,699,232
West African Resources Ltd.(a)	8,438,505	20,445,669
Westgold Resources Ltd.(b)	677,074	3,230,792
		620,894,634
Brazil–4.86%
Wheaton Precious Metals Corp.	1,706,694	225,061,738
Canada–40.60%
Agnico Eagle Mines Ltd.	2,245,228	427,715,934
Alamos Gold, Inc., Class A(b)	1,870,164	69,009,052
B2Gold Corp.(b)	7,177,977	35,172,087
Barrick Mining Corp.	4,496,035	205,873,445
Centerra Gold, Inc.	2,550,000	42,716,924
Centerra Gold, Inc.	565,569	9,478,936
DPM Metals, Inc.	1,310,422	45,722,579
Equinox Gold Corp.(a)	498,297	7,125,647
First Majestic Silver Corp.(b)	1,644,006	34,261,085
Fortuna Mining Corp.(a)	3,261,702	31,899,446
Franco-Nevada Corp.(b)	878,356	205,851,512
G Mining Ventures Corp.(a)	469,672	14,890,567
IAMGOLD Corp.(a)	2,573,366	46,783,794
K92 Mining, Inc.(a)	2,740,498	51,442,830
Kinross Gold Corp.	6,697,570	211,375,309
Lundin Gold, Inc.	1,037,631	77,788,986
New Gold, Inc.(a)	5,820,111	58,375,713
OR Royalties, Inc.	998,564	39,383,364
Orla Mining Ltd.	430,281	6,490,634
Pan American Silver Corp.	2,520,044	137,594,402
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	1,311,057
SSR Mining, Inc.	2,235,246	51,030,666
Torex Gold Resources, Inc.	628,800	30,265,892
Triple Flag Precious Metals Corp.	107,050	3,609,346
Triple Flag Precious Metals Corp.(b)	120,794	4,073,174
Shares		Value
Canada–(continued)
Wesdome Gold Mines Ltd.(a)	1,877,199	$30,729,457
		1,879,971,838
China–3.98%
China Gold International Resources Corp. Ltd.	299,000	7,570,969
Shandong Gold Mining Co. Ltd., H Shares(d)	1,830,750	9,838,414
Zijin Mining Group Co. Ltd., H Shares	31,984,000	166,765,258
		184,174,641
Colombia–0.43%
Aris Mining Corp.(a)	1,148,529	19,872,466
Hong Kong–0.66%
Zijin Gold International Co. Ltd.(a)	1,108,300	30,704,380
Indonesia–0.74%
PT Aneka Tambang Tbk	135,565,700	33,374,147
PT Trimegah Bangun Persada Tbk	10,580,800	861,940
		34,236,087
Ivory Coast–0.82%
Endeavour Mining PLC	691,052	37,728,348
Japan–0.15%
ARE Holdings, Inc.	296,600	6,953,231
Mexico–1.49%
Fresnillo PLC	1,404,044	69,144,341
Peru–0.43%
Compania de Minas Buenaventura S.A.A., ADR	376,429	12,896,458
Hochschild Mining PLC	776,118	7,004,115
		19,900,573
South Africa–6.03%
Caledonia Mining Corp. PLC(b)	146,305	4,014,609
Gold Fields Ltd., ADR(b)	3,718,677	186,380,091
Harmony Gold Mining Co. Ltd., ADR	3,407,632	72,718,867
Pan African Resources PLC	4,602,662	8,146,073
Valterra Platinum Ltd.	87,118	7,827,389
		279,087,029
Turkey–0.84%
Eldorado Gold Corp.(a)	910,006	39,057,458
United Kingdom–4.42%
AngloGold Ashanti PLC	628,470	58,366,249
AngloGold Ashanti PLC(b)	1,577,045	146,460,169
		204,826,418
United States–16.21%
Aura Minerals, Inc.	353,648	22,523,841
Coeur Mining, Inc.(a)	2,507,406	51,251,379
Compass Minerals International, Inc.(a)	33,199	829,311
Hecla Mining Co.	3,209,440	72,276,589
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Shares		Value
United States–(continued)
Newmont Corp.	4,787,978	$537,929,328
Royal Gold, Inc.	249,035	65,573,406
		750,383,854
Total Common Stocks & Other Equity Interests (Cost $1,904,041,782)		4,401,997,036
Principal Amount
Equity Linked Notes–1.20%
Canada–0.30%
Royal Bank of Canada (VanEck Gold Miners ETF), 90.66%, 02/10/2026(d)	$13,842,000	13,721,630
France–0.18%
Societe Generale S.A. (VanEck Gold Miners ETF), 95.85%, 02/18/2026(d)	8,889,000	8,517,600
United Kingdom–0.10%
Barclays Bank PLC (VanEck Gold Miners ETF), 98.97%, 02/03/2026(d)	9,850,000	4,784,707
United States–0.62%
Citigroup Global Markets Holdings, Inc. (VanEck Gold Miners ETF), 108.25%, 03/03/2026(d)	14,804,000	13,787,528
JPMorgan Chase & Co. (VanEck Gold Miners ETF), 96.28%, 02/24/2026(d)	16,617,000	14,889,629
		28,677,157
Total Equity Linked Notes (Cost $64,002,000)		55,701,094
Shares
Exchange-Traded Funds–0.18%
United States–0.18%
SPDR® Gold Trust–ETF(a)(b)	2,000	889,900
Shares		Value
United States–(continued)
VanEck Gold Miners ETF(b)	80,000	$7,536,000
Total Exchange-Traded Funds (Cost $4,650,370)		8,425,900
Money Market Funds–4.14%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f)	67,043,746	67,043,746
Invesco Treasury Portfolio, Institutional Class, 3.57%(e)(f)	124,509,787	124,509,787
Total Money Market Funds (Cost $191,553,533)		191,553,533
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.59% (Cost $2,164,247,685)		4,657,677,563
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.63%
Invesco Private Government Fund, 3.65%(e)(f)(g)	43,366,173	43,366,173
Invesco Private Prime Fund, 3.80%(e)(f)(g)	124,459,460	124,496,798
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $167,862,971)		167,862,971
TOTAL INVESTMENTS IN SECURITIES—104.22% (Cost $2,332,110,656)		4,825,540,534
OTHER ASSETS LESS LIABILITIES–(4.22)%		(195,383,720)
NET ASSETS–100.00%		$4,630,156,814
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Rts.	– Rights
SPDR	– Standard & Poor’s Depositary Receipt
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $65,539,508, which represented 1.42% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,226,916	$247,993,169	$(205,176,339)	$-	$-	$67,043,746	$1,344,019
Invesco Treasury Portfolio, Institutional Class	44,992,815	460,558,742	(381,041,770)	-	-	124,509,787	2,471,334
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$620,570,356	$(577,204,183)	$-	$-	$43,366,173	$580,676*
Invesco Private Prime Fund	-	1,226,049,960	(1,101,565,535)	-	12,373	124,496,798	1,587,117*
Total	$69,219,731	$2,555,172,227	$(2,264,987,827)	$-	$12,373	$359,416,504	$5,983,146

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$88,628,887	$532,265,738	$9	$620,894,634
Brazil	225,061,738	—	—	225,061,738
Canada	1,879,971,838	13,721,630	—	1,893,693,468
China	—	184,174,641	—	184,174,641
Colombia	19,872,466	—	—	19,872,466
France	—	8,517,600	—	8,517,600
Hong Kong	—	30,704,380	—	30,704,380
Indonesia	—	34,236,087	—	34,236,087
Ivory Coast	37,728,348	—	—	37,728,348
Japan	—	6,953,231	—	6,953,231
Mexico	—	69,144,341	—	69,144,341
Peru	12,896,458	7,004,115	—	19,900,573
South Africa	263,113,567	15,973,462	—	279,087,029
Turkey	39,057,458	—	—	39,057,458
United Kingdom	146,460,169	63,150,956	—	209,611,125
United States	758,809,754	28,677,157	—	787,486,911
Money Market Funds	191,553,533	167,862,971	—	359,416,504
Total Investments	$3,663,154,216	$1,162,386,309	$9	$4,825,540,534
Invesco Gold & Special Minerals Fund